UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street, Wheaton, IL  60187
 (Address of principal executive offices) (Zip code)

National Corporate Research, Ltd., 10 Milk Street, Suite 1055, Boston, MA  02108
(Name and address of agent for service)

855-267-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Amplify Seymour Cannabis ETF

Schedule of Investments
(Unaudited)

As of July 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 99.88%

Communication Services - 1.45%
*	cbdMD, Inc.	11,880	$51,678

Consumer Staples - 6.61%
*	Neptune Wellness Solutions, Inc.	19,797	113,239
*	Village Farms International, Inc.	10,707	121,739
			234,978
Financials - 13.15%
*	Aphria, Inc.	26,769	144,582
*	Auxly Cannabis Group, Inc.	75,003	49,430
	Canaccord Genuity Group, Inc.	33,378	139,317
*	Canopy Rivers, Inc. - Class A	64,302	134,439
			467,768
Health Care - 71.15%
*	48 North Cannabis Corp.	116,841	72,578
*	Aleafia Health, Inc.	42,192	33,559
*	Arena Pharmaceuticals, Inc.	1,446	90,635
*	Aurora Cannabis, Inc.	36,318	226,988
*	Canopy Growth Corp.	6,993	228,252
*	Cara Therapeutics, Inc.	5,205	124,608
*	Charlotte's Web Holdings, Inc.	10,413	184,343
*	Emerald Health Therapeutics, Inc.	65,073	101,546
*	Flowr Corp.	28,611	105,766
*	GW Pharmaceuticals PLC	1,311	212,775
*	HEXO Corp.	21,543	91,773
*	Khiron Life Sciences Corp.	76,686	116,182
*	Medipharm Labs Corp.	36,444	151,286
*	Organigram Holdings, Inc.	30,957	185,432
	PerkinElmer, Inc.	714	61,490
	Pharmacielo Ltd.	31,506	101,909
*	Supreme Cannabis Co., Inc.	98,850	102,587
*	Tilray, Inc.	2,508	102,377
*	WeedMD, Inc.	90,948	107,476
*	Zynerba Pharmaceuticals, Inc.	12,189	129,082
			2,530,644
Industrials - 4.85%
*	Vivo Cannabis, Inc.	207,093	74,516
*	Zenabis Global, Inc.	88,671	98,068
			172,584
Real Estate - 2.67%
	Innovative Industrial Properties, Inc.	897	94,786

	Total Exchange-Traded Products (Cost $3,637,071)		3,552,438

			(Continued)

Amplify Seymour Cannabis ETF

Schedule of Investments
(Unaudited)

As of July 31, 2019
			Value (Note 1)

Total Value of Investments (Cost $3,637,071) - 99.88%			$3,552,438

Other Assets Less Liabilities - 0.12%			4,146

Net Assets - 100.00%			$3,556,584

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$45,406
Aggregate gross unrealized depreciation			(130,039)

Net unrealized depreciation			$(84,633)

Summary of Investments	% of Net
by Sector	Assets	Value
Communication Services	1.45%	$ 51,678
Consumer Staples	6.61%	234,978
Financials	13.15%	467,768
Health Care	71.15%	2,530,644
Industrials	4.85%	172,584
Real Estate	2.67%	94,786
Other Assets Less Liabilities	0.12%	4,146
Total Net Assets	100.00%	$ 3,556,584

			(Continued)

Amplify Seymour Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of July 31, 2019

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,552,438	$3,552,438	$-	$-
Total Assets	$3,552,438	$3,552,438	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Amplify ETF Trust
/s/ Christian Magooon
September 26, 2019	Christian Magoon President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Christian Magooon
September 26, 2019	Christian Magoon President and Principal Executive Officer

/s/ Bradley H. Bailey
September 26, 2019	Bradley H. Bailey Principal Financial Officer